Revenue from Contract with Customers - Summary of disaggregation of revenue (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020		Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 96,667		$ 76,061		$ 358,342		$ 273,610
US
Disaggregation of Revenue [Line Items]
Revenue	83,661	[1]	71,059	[1]	309,211	[2]	237,712	[2]
International
Disaggregation of Revenue [Line Items]
Revenue	13,006		5,002		49,131		35,898
Mobile
Disaggregation of Revenue [Line Items]
Revenue	70,004		53,159		257,405		184,755
Web
Disaggregation of Revenue [Line Items]
Revenue	$ 26,663		$ 22,902		$ 100,937		$ 88,855

[1]	Geographic location is presented as being derived from the U.S. when data is not available.
[2]	Geographic location is presented as being derived from the U.S. when data is not available